Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)		Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Related Party Transactions [Abstract]
Loan from related party - unsecured loan (a)	[1]	$ 512,723	$ 339,920
Convertible loans (b)	[2]	184,166	366,816
Loan from related party		$ 696,889	$ 706,736

[1]	From time to time, the president and stockholder of the Company provides advances to the Company for its working capital purposes. These advances bear no interest and are due on demand.
[2]	See Note 6 for details of Convertible notes.